Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO	Jan. 28, 2021
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.80%	[1],[2]
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.09%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.05%	[1],[2]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.04%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.80%	[1],[2]
Class R Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.15%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.30%	[1],[2]

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2022. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through January 31, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.05% (for Investor A Shares), 1.80% (for Investor C Shares), 0.80% (for Institutional Shares) and 1.30% (for Class R Shares) through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.